SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 31 - SHARE-BASED COMPENSATION
Description of the plans
Performance-Based Restricted Stock Units (equity-settled)
The Company granted Performance Stock Units (PSUs) to selected employees. These units will vest after three years from the grant date if the following conditions are met:

•	A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period (3 years); and

•
For PSUs granted in 2016, a performance condition, contingent on the Total Stockholder Return (TSR) performance of Constellium over the measurement periods compared to the TSR of a specified group of peer companies. PSUs will ultimately vest, depending on the TSR performance at each testing period, based on a vesting multiplier in a range from 0% to 300%;

•
For PSUs granted from 2017 to 2019, a performance condition, contingent on the Total Stockholder Return (TSR) performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.

The PSUs granted in March 2016, May 2016, August 2016 and November 2016 achieved, respectively, a TSR performance of 115.9%, 98.1%, 191.6% and 223.8% at their first testing period, 229.9%, 217.2%, 282.2% and 148.7% at their second testing period, and 108.4%, 125.4%, 230.4% and 286.4% at their third testing period, which represented respectively 184,469 potential additional shares in 2017, 433,032 potential additional shares in 2018, and 248,230 potential additional shares in 2019.
The PSUs vested respectively in March 2019, May 2019, August 2019 and November 2019 and 684,329 shares, 123,336 shares, 434,256 shares and 516,141 shares were respectively granted to beneficiaries.
The following table lists the inputs to the model used for the PSUs granted in 2019 and 2018:

	Year ended December 31, 2019	Year ended December 31, 2018
Fair value at grant date (in euros)	10.44	15.31
Share price at grant date (in euros)	7.1	10.27
Dividend yield	—	—
Expected volatility (A)	52%	75%
Risk-free interest rate (US government bond yield)	2.29%	2.6%
Model used	Monte Carlo	Monte Carlo

(A)	Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over period equal to PSU vesting period.
Restricted Stock Units Award Agreements (equity-settled)
The Company granted Restricted Stock Units (RSUs) to a certain number of employees’ subject to the beneficiaries remaining continuously employed within the Group from the grant date through the end of the vesting period. Vesting period is three years.
The fair value of RSUs awarded under the plans described above is the quoted market price at grant date.
Equity Awards Plans (equity-settled)
In 2019, our Company Board members were granted two RSU awards. These RSUs vest in equal installments on the earlier of (i) the first anniversary or (ii) the date of the annual general meeting of shareholders of that year, and on the earlier of (i) the second anniversary or (ii) the date of the annual general meeting of shareholders of that year, subject to continued service.
The fair value of RSUs awarded under the plan is the quoted market price at grant date.
Expense recognized during the year
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total expense related to the potential ordinary shares for the year ended December 31, 2019, 2018 and 2017 amounted to €16 million, €12 million and €8 million respectively.
Movement of potential shares
The following table illustrates the number and movements in potential shares:

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2018	3,257,840	€8.56	944,500	€7.76	95,340	€5.20
Granted	701,109	€15.31	595,687	€10.23	30,709	€10.27
Over-performance	633,670	€7.28	—	€—	—	€—
Vested	(1,265,635)	€7.09	(155,000)	€10.83	(68,136)	€4.85
Forfeited	(241,820)	€8.40	(72,663)	€8.57	—	€—
At December 31, 2018	3,085,164	€10.45	1,312,524	€8.47	57,913	€8.31
Granted (A)	1,028,342	€10.44	899,926	€7.10	73,799	€8.39
Over-performance (B)	248,230	€8.94	—	€—	—	€—
Vested	(1,758,062)	€7.97	(106,000)	€4.55	(42,559)	€7.60
Forfeited (C)	(84,380)	€8.02	(39,947)	€8.31	(9,627)	€8.71
At December 31, 2019	2,519,294	€12.11	2,066,503	€8.08	79,526	€8.71

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.

(C)	For potential shares related to PSUs, 84,380 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.